UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09116

Embarcadero Funds, Inc.

(Exact name of registrant as specified in charter)

Three Embarcadero Center, Suite 1120

San Francisco, CA 94111

(Address of principal executive offices)

 (Zip code)

Edwin Restrepo

Three Embarcadero Center, Suite 1120

San Francisco, CA 94111

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 835-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Embarcadero Absolute Return Fund

COMMVAULT SYSTEMS, INC.

Ticker Symbol:CVLT	Cusip Number:204166102
Record Date: 7/1/2008	Meeting Date: 8/27/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors A. Bunte; F. Fanzilli, Jr.; D. Pulver	For	Issuer	For	With
2	Approve Ernst & Young as Independent Public Accountants Ending March 31, 2009	For	Issuer	For	With

COMMVAULT SYSTEMS, INC.

Ticker Symbol:CVLT	Cusip Number:204166102
Record Date: 7/1/2008	Meeting Date: 8/27/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors A. Bunte; F. Fanzilli, Jr.; D. Pulver	For	Issuer	For	With
2	Approve Ernst & Young as Independent Public Accountants	For	Issuer	For	With

CONTANGO OIL & GAS COMPANY

Ticker Symbol:MCF	Cusip Number:21075N204
Record Date: 10/1/2009	Meeting Date: 11/19/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director	Against	Issuer	For	Against
2	Director	For	Issuer	For	With
3	Director	For	Issuer	For	With
4	Director	For	Issuer	For	With
5	Director	For	Issuer	For	With
6	Ratify Auditors	For	Issuer	For	With
7	Approve Executive Incentive Bonus Plan	For	Issuer	For	With
8	Approve Omnibus Stock Plan	For	Issuer	For	With

JDS UNIPHASE CORPORATION

Ticker Symbol:JDSU	Cusip Number:46612J507
Record Date: 9/14/2009	Meeting Date: 11/11/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	Approve Stock Option Exchange Program	For	Issuer	For	With
3	Amend Qualified Employee Stock Purchase Plan	For	Issuer	For	With
4	Ratify Auditors	For	Issuer	For	With

VAIL RESORTS, INC.

Ticker Symbol:MTN	Cusip Number:91879Q109
Record Date: 10/7/2009	Meeting Date: 12/4/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	Amend Omnibus Stock Plan	Against	Issuer	For	Against
3	Ratify Auditors	For	Issuer	For	With
4	Other Business	Against	Issuer	For	Against

* Management Recommended Vote
Embarcadero Market Neutral Fund

ACERGY S.A.

Ticker Symbol:ACGY	Cusip Number:00443E104
Record Date: 10/30/2009	Meeting Date: 2/16/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approve the Adoption of Revised Articles of Incorporation	For	Issuer	For	With
2	The Company has reached quorum on Proposal 2, therefore no longer accepting voting.	For	Issuer	For	With
3	The Company has reached quorum on Proposal 3, therefore no longer accepting voting.	For	Issuer	For	With

ACERGY SA (FORMERLY STOLT)

Ticker Symbol:ACGY	Cusip Number:00443E104
Record Date: 6/8/2009	Meeting Date: 8/4/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approve to Renew Article 5 of Articles of Incorporation & Grant Authority to Board of Directors to Issue New Shares and Not to Offer Such Shares to Existing Shareholders on Preemptive Basis	For	Issuer	For	With
2	Authorize Board of Directors to Cancel Shares which have been bought bck or may be bought back from time to time by the Company or Any Indirect Subsidiary	For	Issuer	For	With

APPLE, INC.

Ticker Symbol:AAPL	Cusip Number:037833100
Record Date: 12/28/2009	Meeting Date: 2/25/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Approve Amendments to the Apple, Inc. 2003 Employee Stock Plan	For	Issuer	For	With
3	Approve Amendments to the Apple, Inc. 1997 Director Stock Option Plan	For	Issuer	For	With
4	Hold an Advisory Vote on Executive Compensation	For	Issuer	For	With
5	Ratify Appointment of Ernst & Young as Independent Registered Public Accounting Firm for Fiscal Year 2010.	For	Issuer	For	With
6	Consider Shareholder Proposal Entitled ""Sustainability Report,"" if Properly Presented at Meeting	Against	Issuer	Against	With
7	Consider Shareholder Proposal Entitled ""Amend Corporate Bylaws Establishing a Board Committee on Sustainability,"" if Properly Presented at Meeting	For	Issuer	For	With

CHIPOTLE MEXICAN GRILL, INC.

Ticker Symbol:CMG	Cusip Number:169656105
Record Date: 10/30/2009	Meeting Date: 12/21/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt

CONTANGO OIL & GAS COMPANY

Ticker Symbol:MCF	Cusip Number:21075N204
Record Date: 10/1/2009	Meeting Date: 11/19/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director	Against	Issuer	For	Against
2	Director	For	Issuer	For	With
3	Director	For	Issuer	For	With
4	Director	For	Issuer	For	With
5	Director	For	Issuer	For	With
6	Ratify Auditors	For	Issuer	For	With
7	Approve Executive Incentive Bonus Plan	For	Issuer	For	With
8	Approve Omnibus Stock Plan	Against	Issuer	For	Against

FLEXTRONICS INTERNATIONAL LTD.

Ticker Symbol:FLEX	Cusip Number:Y2573F102
Record Date: 8/4/2009	Meeting Date: 9/22/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Reelect Director	For	Issuer	For	With
2	Reelect Director	For	Issuer	For	With
3	Reelect Director	For	Issuer	For	With
4	Reelect Director	For	Issuer	For	With
5	Reelect Director	For	Issuer	For	With
6	Reappoint Deloitte & Touche as Auditors and Authorize Board to Fix their Remuneration	For	Issuer	For	With
7	Approve Issuance of Shares without Preemptive Rights	For	Issuer	For	With
8	Authorize Repurchase Program	For	Issuer	For	With
9	Approve Changes in Cash Compensation to Non-Employee Directors and Additional Cash Compensation for Chairman of the Board	For	Issuer	For	With

JACK IN THE BOX, INC.

Ticker Symbol:JACK	Cusip Number:466367109
Record Date: 12/16/2009	Meeting Date: 2/10/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Amend & Restate 2004 Stock Incentive Plan	For	Issuer	For	With
3	Ratify Appointment of KPMG LLP as Independent Registered Public Accountants	For	Issuer	For	With
4	Stockholder Proposal Relating to Animal Welfare	For	Issuer	For	With

MICRON TECHNOLOGY

Ticker Symbol:MU	Cusip Number:595112103
Record Date: 10/13/2009	Meeting Date: 12/10/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director	For	Issuer	For	With
2	Director	For	Issuer	For	With
3	Director	For	Issuer	For	With
4	Director	For	Issuer	For	With
5	Director	For	Issuer	For	With
6	Director	For	Issuer	For	With
7	Director	For	Issuer	For	With
8	Approve Executive Incentive Bonus Plan	For	Issuer	For	With
9	Ratify Auditors	For	Issuer	For	With

MOSAIC CO.

Ticker Symbol:MOS	Cusip Number:61945A107
Record Date: 8/10/2009	Meeting Date: 10/8/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	Split	Issuer	For	With/Against
1.1	Director	For	Issuer	For	With
1.2	Director	Abstained	Issuer	For	With/Against
1.3	Director	For	Issuer	For	With
1.4	Director	For	Issuer	For	With
2	Amend Omnibus Stock Plan	For	Issuer	For	With
3	Ratify Auditors	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Embarcadero Funds, Inc.

By /s/Edwin Restrepo

* /s/Edwin Restrepo

President and Chief Financial Officer

Date: July 28, 2010

*Print the name and title of each signing officer under his or her signature.